Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Trade accounts receivable	$ 3,520	$ 2,269
Allowance for doubtful accounts	(50)	(50)
Accounts receivable from underwriters, promoters, and employees	1
Total accounts receivable net of allowance for doubtful accounts	$ 3,471	$ 2,219